LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
Long-term debt comprises of the following:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Cost	Fair value	Cost	Fair value
Market-indexed notes:
LMATT Series 2024, Inc.	$9,866,900	$9,621,141	$9,866,900	$8,067,291
LMATT Series 2.2024, Inc.	2,333,391	3,446,527	2,333,391	2,354,013
LMATT Growth & Income Series 1.2026, Inc	400,000	459,553	400,000	400,000
Secured borrowing:
LMATT Income Series, LP	21,889,444	22,124,676	17,428,349	17,428,349
LMATT Income Series II, LP	20,041,851	20,041,851	—	—
Unsecured borrowing:
Sponsor PIK Note	10,471,648	10,471,648	—	—

Total long-term debt	$65,003,234	$66,165,396	$30,028,640	$28,249,653

SPV purchase and sale note	$25,000,000	$25,000,000	—	—